SUMMARY OF TEMPORARY EQUITY (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Redemption of Class A ordinary shares	$ 149,322,133
Class A ordinary shares subject to possible redemption			$ 60,198,874	$ 206,879,903
Common Class A Subject To Redemption [Member]
Gross proceeds from initial public offering			202,000,000	202,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption			(13,079,620)	(13,079,620)
Fair value allocated to rights			(15,596,420)	(15,596,420)
Redemption of Class A ordinary shares			(149,322,133)
Re-measurement of Class A ordinary shares subject to possible redemption			35,507,594	32,866,490
Class A ordinary shares subject to possible redemption			60,198,874	206,879,903
Common Class A Subject To Redemption [Member] | Public Warrants [Member]
Proceeds allocated to public warrants			(3,521,870)	(3,521,870)
Common Class A Subject To Redemption [Member] | Private Placement Warrants [Member]
Proceeds allocated to private warrants			$ 4,211,323	$ 4,211,323